Noncontrolling Interests - Schedule of Noncontrolling Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Line Items]
Balance, Beginning	$ (10,027,860)
Share-based compensation (Note 15)	986,833	$ 1,113,828	$ 2,240,512
Net income (loss)	(792,039)	(1,480,927)	(2,520,375)
Balance, Ending	(10,720,359)	(10,027,860)
Commodities Brokerage Services
Noncontrolling Interest [Line Items]
Balance, Beginning	(11,873,012)	(10,731,223)	(9,226,990)
Dividends paid to noncontrolling interest
Changes in controlling ownership interest
Deconsolidation		295,830	1,216,007
Share-based compensation (Note 15)	99,540	267,076	529,600
Net income (loss)	(416,496)	(1,704,695)	(3,249,840)
Balance, Ending	(12,189,969)	(11,873,012)	(10,731,223)
Investment Advisory Services
Noncontrolling Interest [Line Items]
Balance, Beginning
Dividends paid to noncontrolling interest
Changes in controlling ownership interest
Deconsolidation
Share-based compensation (Note 15)
Net income (loss)
Balance, Ending
Institution Subscription services [Member]
Noncontrolling Interest [Line Items]
Balance, Beginning
Dividends paid to noncontrolling interest
Changes in controlling ownership interest
Deconsolidation
Share-based compensation (Note 15)
Net income (loss)
Balance, Ending
Rifa Financial Holdings Brokerage services [Member]
Noncontrolling Interest [Line Items]
Balance, Beginning	1,845,152	1,621,384	891,919
Dividends paid to noncontrolling interest
Changes in controlling ownership interest
Deconsolidation
Share-based compensation (Note 15)
Net income (loss)	(375,543)	223,768	729,465
Balance, Ending	(1,469,608)	1,845,152	1,621,384
Other [Member]
Noncontrolling Interest [Line Items]
Balance, Beginning
Dividends paid to noncontrolling interest
Changes in controlling ownership interest
Deconsolidation
Share-based compensation (Note 15)
Net income (loss)
Balance, Ending
Non Controlling Interest
Noncontrolling Interest [Line Items]
Balance, Beginning	(10,027,860)	(9,109,839)	(8,335,071)
Dividends paid to noncontrolling interest
Changes in controlling ownership interest
Deconsolidation		295,830	1,216,007
Share-based compensation (Note 15)	99,540	267,076	529,600
Net income (loss)	(792,039)	(1,480,927)	(2,520,375)
Balance, Ending	$ (10,720,359)	$ (10,027,860)	$ (9,109,839)